Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Balances and Transactions
Detail of related party balances and transactions as of and for the years ended December 31, 2019, 2020 and 2021 are as follows:

(1)	Service provided by related parties:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Marketing services from Tencent Group (1)	—	187,236	487,085
Payment processing fee to Tencent Group (2)	77,898	34,061	37,986
Others	15,147	26,931	45,403

Total	93,045	248,228	570,474

(1)	The Company entered into a series of cooperation agreements with Tencent Group since 2020. The Company uses Tencent Group as its platform to provide marketing service.
(2)
The Company entered into a series of agreements with Tencent Group in 2016. The Company uses Tenpay (from Tencent Group) as one of its payment processing platforms to collect cash from insurance policy holders, participa
n
ts
of its mutual aid plan, and users on its medical crowdfunding platform. Tencent Group charges service fee for each transaction processed.

(2)	Service provided to related parties:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Advertising services to Tencent Group	—	844	1,988

Total	—	844	1,988

(3)	Amount due from related parties:

	As of December 31,
	2020	2021
	RMB	RMB
Tencent Group (1)	813	1,049

Total	813	1,049

(1)
In addition, prepayments of RMB 76,274 and RMB 120,459 were recorded separately as of December 31, 2020 and 2021 under “Prepaid expense and other assets” in relation to the traffic channel service fee paid to Tencent Group, and the balance is amortized based on traffic volume consumed.

(4)	Amount due to related parties:

	As of December 31,
	2020	2021
	RMB	RMB
Cloud technology services from Tencent Group	9,789	20,449

Total	9,789	20,449